Contingent liabilities - Additional Information (Detail) - Jun. 30, 2020	AUD ($)	EUR (€)
Disclosure of contingent liabilities [abstract]
Guarantee provided to confirm its commitment to the ongoing enforcement process	$ 409,098	€ 250,000